LEASE - Operating lease (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 74,938	$ 55,450
Operating lease income	682,525	624,062	$ 563,861
Minimum Payments Under Operating Leases	1,176,739	1,290,348
2020
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Payments Under Operating Leases	357,541	216,039
Over 1 year, but less than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Payments Under Operating Leases	753,653	934,816
Greater than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Payments Under Operating Leases	$ 65,545	$ 139,493